Balance Sheet Details - Property and Equipment, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment,Gross	$ 1,190	$ 1,184
Less: accumulated depreciation and amortization	(342)	(98)
Total, Property plant and equipment,net	848	1,086
Research Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment,Gross	$ 639	125
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixture
Property, Plant and Equipment [Line Items]
Property plant and equipment,Gross	$ 205	205
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment,Gross	$ 340	340
Property, Plant and Equipment, Useful Life	5 years or less
Computer Equipment and Software Development
Property, Plant and Equipment [Line Items]
Property plant and equipment,Gross	$ 6	6
Construction in Progress
Property, Plant and Equipment [Line Items]
Property plant and equipment,Gross		$ 508